Investments in equity accounted investees	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Investments in equity accounted investees

19.	Investments in equity accounted investees:

(a)	Associates:
The Company has no material associates as at March 31, 2020. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below.

	As at March 31,
	2020		2020		2019
	(In millions)
Carrying amount of the Company’s interest in associates	US$	136.9	Rs.	10,362.3	Rs.	10,393.4

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Company’s share of profit/(loss) in associates *	US$	2.2	Rs.	163.2	Rs.	1,110.6	Rs.	1,183.0
Company’s share of other comprehensive income in associates		(0.4)		(33.7)		83.2		(19.0)
Company’s share of total comprehensive income in associates	US$	1.7	Rs.	129.5	Rs.	1,193.8	Rs.	1,164.0

(i)
Fair value of investment in an equity accounted associate for which published price quotation is available, which is a level 1 input, was Rs. 890.1 million and Rs. 1,696.9 million as at March 31, 2020 and 2019, respectively. The carrying amount as at March 31, 2020 and 2019, was Rs. 1,431.1 million and Rs. 1,387.0 million, respectively.

(b)	Joint ventures:

(i)	Details of the Company’s material joint venture as at March 31, 2020 are as follows:

Name of joint venture	Principal activity	Principal place of the business	% holding as at March 31,
			2020	2019
Chery Jaguar Land Rover Automotive Co. Limited (Chery)	Manufacture and assembly of vehicles	China	50%	50%
Chery is a limited liability
C
ompany, whose legal form confers separation between the parties to the joint arrangement. There is no contractual arrangement or any other facts and circumstances that indicate that the parties to the joint venture have rights to the assets and obligations for the liabilities of the joint arrangement. Accordingly, Chery is classified as a joint venture. The summarized financial information in respect of Chery that is accounted for using the equity method is set forth below.

	As at March 31,
	2020		2020		2019
	(In millions)
Current assets	US$	741.0	Rs.	56,066.3	Rs.	67,701.9
Non-current assets		1,941.0		146,863.8		130,244.7
Current liabilities		(1,667.4)		(126,162.0)		(99,923.6)
Non-current liabilities		(101.8)		(7,703.7)		(11,042.4)
Cash and cash equivalents		344.0		26,028.3		28,601.3
Current financial liabilities (excluding trade and other payables and provisions)		(722.1)		(54,635.8)		(25,161.9)
Non-current financial liabilities (excluding trade and other payables and provisions)		(101.8)		(7,703.7)		(11,042.3)
Share of net assets of material joint venture		456.4		34,532.2		43,490.3
Other consolidation adjustments		(9.3)		(705.9)		(534.9)
Carrying amount of the Company’s interest in joint venture	US$	447.1	Rs.	33,826.3	Rs.	42,955.4

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Revenue	US$	1,534.3	Rs.	116,090.2	Rs.	155,715.0	Rs.	237,876.1
Net income/(loss)		(265.0)		(20,054.0)		1,119.5		43,381.3
Total comprehensive income for the year		(265.0)		(20,054.0)		1,119.5		43,381.3
The above net income includes the following:
Depreciation and amortization		238.5		18,047.3		18,857.6		11,947.8
Interest income		(16.2)		(1,223.7)		(1,092.0)		(2,298.7)
Interest expense (net)		29.4		2,223.4		1,266.3		609.0
Income tax credit/(expenses)	US$	66.8	Rs.	5,053.6	Rs.	(578.1)	Rs.	(11,630.5)
Reconciliation of above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	As at March 31,
	2020		2020		2019
	(In millions)
Net assets of the joint venture	US$	912.8	Rs.	69,064.4	Rs.	86,980.6
Proportion of the Company’s interest in joint venture		456.4		34,532.2		43,490.3
Other consolidation adjustments		(9.3)		(705.9)		(534.9)

Carrying amount of the Company’s interest in joint venture	US$	447.1	Rs.	33,826.3	Rs.	42,955.4

During the year ended March 31, 2020, a dividend of Rs. 6,063.9 million was received by a subsidiary in UK from Chery Jaguar Land Rover Automotive Co. Ltd. (2019: Rs. 1,990.3 million, 2018: Rs. 17,644.9 million) and an amount of Rs. 6,063.9 million (2019: Nil, 2018: Nil) was invested by UK subsidiary in Chery Jaguar Land Rover Automotive Co. Ltd.

(ii)	The aggregate summarized financial information in respect of the Company’s immaterial joint ventures that are accounted for using the equity method is set forth below.

	As at March 31,
	2020		2020		2019
	(In millions)
Carrying amount of the Company’s interest in joint ventures	US$	—	Rs.	—	Rs.	—

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Company’s share of profit/(loss) in immaterial joint ventures*	US$	—	Rs.	—	Rs.	(25.0)	Rs.	162.5
Company’s share of other comprehensive income in immaterial joint ventures		—		—		—		—
Company’s share of total comprehensive income in immaterial joint ventures	US$	—	Rs.	—	Rs.	(25.0)	Rs.	162.5

(c)	Summary of carrying amount of the Company’s interest in equity accounted investees:

	As at March 31,
	2020		2020		2019
	(In millions)
Carrying amount in immaterial associates	US$	137.0	Rs.	10,362.6	Rs.	10,393.4
Carrying amount in material joint venture		447.1		33,826.3		42,955.4

Total	US$	584.1	Rs.	44,188.9	Rs.	53,348.8

(d)	Summary of Company’s share of profit/(loss) in equity accounted investees:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Share of profit/(loss) in immaterial associates	US$	2.2	Rs.	163.2	Rs.	1,110.6	Rs.	1,183.0
Share of profit/(loss) in material joint venture		(132.6)		(10,027.0)		559.8		21,690.7
Share of profit/(loss) on other adjustments in material joint venture		(1.8)		(136.2)		449.6		(253.6)
Share of profit/(loss) in immaterial joint ventures		—		—		(25.0)		162.5

	US$	(132. 2)	Rs.	(10,000.0)	Rs.	2,095.0	Rs.	22,782.6

(e)	Summary of Company’s share of other comprehensive income in equity accounted investees:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Share of other comprehensive income in immaterial associates	US$	(0.3)	Rs.	(24.8)	Rs.	111.5	Rs.	(113.8)
Currency translation - immaterial associates		(0.1)		(8.9)		(28.3)		94.8
Currency translation - material joint venture		13.7		1,035.0		(557.8)		4,015.7

	US$	13.3	Rs.	1,001.3	Rs.	(474.6)	Rs.	3,996.7

*
Company’s share of profit/(loss) of the equity accounted investees has been determined after giving effect for the subsequent amortization/depreciation and other adjustments arising on account of fair value adjustments made to the identifiable net assets of the equity accounted investee as at the date of acquisition and other adjustment arising under the equity method of accounting.